Folgers Merger\Rowland Coffee Acquisition (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Apr. 30, 2009 Folgers coffee company [Member]	Nov. 06, 2008 Folgers coffee company [Member]	May 16, 2011 Rowland Coffee Company [Member]
Assets acquired
Current assets		$ 300,781	$ 33,817
Property, plant, and equipment		316,851	29,227
Intangible assets		2,515,000	213,500
Goodwill		1,643,636	91,714
Other noncurrent assets		4,278
Total assets acquired		4,780,546	368,258
Liabilities assumed
Current liabilities		85,795	5,412
Deferred tax liabilities		955,235
Other noncurrent liabilities		3,750
Total liabilities assumed		1,044,780	5,412
Net assets acquired		3,735,766	362,846
The results of the operations of the Folgers business are included in the Company's consolidated financial
Net sales	4,684,746
Net income	$ 359,979
Net income per common share - assuming dilution, in USD per share	$ 3.04